HIGHLAND RESTORATION
                               OPPORTUNITIES FUND

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2006

--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


   TABLE OF CONTENTS

   Fund Profile ...........................................................   1
   Financial Statements ...................................................   2
      Investment Portfolio ................................................   3
      Statement of Assets and Liabilities .................................   6
      Statement of Operations .............................................   7
      Statement of Changes in Net Assets ..................................   8
      Statement of Cash Flows .............................................   9
      Financial Highlights ................................................  10
      Notes to Financial Statements .......................................  11

   Important Information About This Report ................................  17

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE (UNAUDITED)
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


                                     SUMMARY
         For the nine month period ended September 30, 2006, the Fund's common shares returned 12.96%.

                                    OBJECTIVE
               The Fund seeks to achieve high total returns while
                               minimizing losses.

                           TOTAL NET ASSETS OF COMMON
                                     SHARES
                                (AS OF 09/30/06)
                                  $66.9 million



The information below gives you a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.



QUALITY BREAKDOWN AS OF 09/30/06 (%)

B              3.4
---------------------
Ba             5.4
---------------------
Ca            29.6
---------------------
Caa           44.5
---------------------
NR            17.1


TOP 5 SECTORS AS OF 09/30/06 (%)

Housing - Building Materials      17.4
--------------------------------------
Telecommuncations/Cellular        16.4
--------------------------------------
Service - Environmental Services  13.4
--------------------------------------
Utilities                          7.6
--------------------------------------
Cable-US Cable                     5.4


TOP 10 HOLDINGS AS OF 09/30/06 (%)

SunCom Wireless Holdings, Inc.                          12.9
--------------------------------------------------------------
Safety-Kleen Systems, Inc., Common Stock                12.0
--------------------------------------------------------------
Trussway Industries, Inc., Common Stock                 10.3
--------------------------------------------------------------
Trussway Industries, Inc., Term Loan                     7.0
--------------------------------------------------------------
Mirant Corp., Common Stock                               4.6
--------------------------------------------------------------
Clearwire Corp., Senior Subordinated Notes               4.0
--------------------------------------------------------------
Rotech Healthcare, Inc.                                  3.2
--------------------------------------------------------------
Enron Corp., Senior Unsecured Notes                      2.8
--------------------------------------------------------------
Blockbuster, Inc., Senior Subordinated Notes             2.8
--------------------------------------------------------------
CCH I LLC, Senior Secured Notes                          2.7


Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to Common Shareholders.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND



A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS

         INVESTMENT PORTFOLIO The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

         STATEMENT OF ASSETS AND LIABILITIES This statement details the Fund's assets, liabilities, net assets and share price for Class Z Common Shares as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The net asset value per share for Class Z Common Shares is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

         STATEMENT OF OPERATIONS This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to Preferred Shareholders. The total of these results represents the Fund's net increase or decrease in net assets from operations applicable to Common Shareholders.

         STATEMENT OF CHANGES IN NET ASSETS This statement demonstrates how the Fund's net assets were affected by its operating results, distributions to Common shareholders and shareholder transactions from Common shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also includes changes in the number of Common shares outstanding.

         STATEMENT OF CASH FLOWS The Statement of Cash Flows reports net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents during the period.

         FINANCIAL HIGHLIGHTS The Financial Highlights demonstrate how the Fund's net asset value per Common share was affected by the fund's operating results. The Financial Highlights table also discloses the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

         NOTES TO FINANCIAL STATEMENTS These notes summarize the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO (UNAUDITED)

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

 PRINCIPAL AMOUNT ($)                                           VALUE ($)
---------------------                                         ------------

 SENIOR LOAN NOTES (A) - 13.2%

 CABLE - US CABLE - 2.7%
 1,524,973     Knology, Inc.
                 Second Lien Term Loan,
                 15.49%, 06/29/11                               1,799,468
                                                          ---------------
 FOOD AND DRUG - 0.9%
 1,525,000     Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 13.75%, 04/04/10                                 587,125
                                                          ---------------
 GAMING/LEISURE - GAMING - 2.2%
 1,409,083     Resorts International
                 Holdings Ltd.
                 Second Lien Term Loan,
                 16.32%, 04/26/13                               1,468,969
                                                          ---------------
 HOUSING - BUILDING MATARIALS - 6.9%
 4,647,595     Trussway Industries, Inc.
                 Term Loan, 11.49%,
                 05/31/09 (b) (c)                               4,647,595
                                                          ---------------
 TRANSPORTATION - AUTO - 0.5%
               Penda Corp.
   131,341       Revolver, 8.17%, 05/03/10 (b)(d)                 131,341
   457,405       Term Loan, 9.93%, 05/03/10 (b)                   201,258
                                                          ---------------
                                                                  332,599
                                                          ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $9,373,400)                              8,835,756
                                                          ---------------
CORPORATE NOTES AND BONDS - 43.7%

BROADCASTING - 1.4%
 1,000,000     Young Broadcasting, Inc.
                 10.00%, 03/01/11                                 938,750
                                                          ---------------
 CABLE - US CABLE - 2.7%
 2,000,000     CCH I LLC
                 Senior Secured Notes,
                 11.00%, 10/01/15                               1,830,000
                                                          ---------------
 CONSUMER NON-DURABLES - OTHER NON-DURABLES - 0.7%
   500,000     Remington Arms Co., Inc.
                 10.50%, 02/01/11                                 462,500
                                                          ---------------
 FINANCIAL - 1.5%
 3,570,000     FINOVA Group, Inc. (The)
                 Senior Secured Notes,
                 7.50%, 11/15/09                                1,017,450
                                                          ---------------
 FOOD AND DRUG - 1.6%
   992,766     Cinacalcet Royalty Sub LLC
                 Senior Secured Notes,
                 8.00%, 03/30/17                                1,092,042
                                                          ---------------

 PRINCIPAL AMOUNT ($)                                           VALUE ($)
---------------------                                         ------------

CORPORATE NOTES AND BONDS (CONTINUED)

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.1%
 1,000,000     Swift & Co.
                 Senior Notes,
                 8.00%, 03/19/10 PIK                              740,000
                                                          ---------------
 HEALTHCARE - ACUTE CARE - 2.4%
               HCA, Inc.
                 Debentures, 7.50%,
   500,000       11/15/95                                         359,132
                 Senior Unsecured Notes,
 1,500,000       6.50%, 02/15/16 (g)                            1,207,500
                                                          ---------------
                                                                1,566,632
                                                          ---------------
 HEALTHCARE - MEDICAL PRODUCTS - 3.2%
 3,125,000     Rotech Healthcare, Inc.
                 9.50%, 04/01/12 (g)                            2,156,250
                                                          ---------------
 HOUSING - BUILDING MATARIALS - 0.2%
   250,000     Owens Corning
                 08/01/18 (f) (g)                                 129,375
                                                          ---------------
 METALS/MINERALS - OTHER METALS/MINERALS - 0.9%
   650,000     Doe Run Resources Corp.
                 11.75%, 11/01/08 (h)                             620,750
                                                          ---------------
 RETAIL - 2.9%
 2,000,000     Blockbuster, Inc.
                 Senior Subordinated Notes,
                 9.00%, 09/01/12 (g)                            1,845,000
   125,000     Movie Gallery Inc.
                 Senior Unsecured Notes,
                 11.00%, 05/01/12 (g)                              80,625
                                                          ---------------
                                                                1,925,625
                                                          ---------------
 SERVICE - ENVIRONMENTAL SERVICES - 1.5%
 1,000,000     HydroChem Industrial Services, Inc.
                 9.25%, 02/15/13 (e)                              995,000
                                                          ---------------
 TELECOMMUNICATIONS/CELLULAR - 16.4%
 1,250,000     Grande Communications
                 Holdings, Inc.
                 14.00%, 04/01/11                               1,371,875
               SunCom Wireless Holdings, Inc.
 1,000,000       8.50%, 06/01/13 (g)                              932,500
11,500,000       8.75%, 11/15/11 (g)                            8,653,750
                                                          ---------------
                                                               10,958,125
                                                          ---------------
 TRANSPORTATION - AUTO - 0.4%
   500,000     Federal-Mogul Corp.
                 07/01/10 (f)                                     290,000
                                                          ---------------
 UTILITIES - 2.8%
 5,000,000     Enron Corp.
                 Senior Unsecured Notes,
                 11/15/05 (f) (i)                               1,850,000
                                                          ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND


 PRINCIPAL AMOUNT ($)                                           VALUE ($)
---------------------                                         ------------

 WIRELESS COMMUNICATIONS - 4.0%
 2,500,000     Clearwire Corp.
                 Senior Unsecured Notes,
                 11.00%, 08/15/10                               2,638,300
                                                          ---------------

               TOTAL CORPORATE NOTES AND
                 BONDS
                 (COST $29,193,863)                            29,210,799
                                                          ---------------

     SHARES
   ---------

 COMMON STOCKS - 32.2%

 BROADCASTING - 1.5%
   153,279     GrayTelevision, Inc.                               982,518
                                                          ---------------
 ENERGY - EXPLORATION & PRODUCTION - 2.8%
    14,950     EXCO Resources, Inc. (j)                           185,530
   108,000     Key Energy Services, Inc. (j)                    1,468,800
     6,304     Trico Marine Services, Inc. (j)                    212,760
                                                          ---------------
                                                                1,867,090
                                                          ---------------
 HOUSING - BUILDING MATERIALS - 10.3%
    70,329     Trussway Industries, Inc. (b) (c) (j)            6,876,066
                                                          ---------------
 RETAIL - 0.9%
12,265,769     Home Interiors & Gifts, Inc. (b) (j)               613,289
                                                          ---------------
 SERVICE - ENVIRONMENTAL SERVICES - 11.9%
   449,903     Safety-Kleen Systems, Inc. (j)                   7,985,778
                                                          ---------------
 UTILITIES - 4.8%
   112,390     Mirant Corp. (j)                                 3,069,358
     4,465     Portland General Electric Co.                      108,994
                                                          ---------------
                                                                3,178,352
                                                          ---------------

               TOTAL COMMON STOCKS
                 (COST $14,516,596)                            21,503,093
                                                          ---------------

      UNITS
    ---------

 WARRANTS - 0.5%

 CABLE - US CABLE - 0.0%
     1,250     Grande Communications
               Holdings, Inc., expires
               04/01/11 (j)                                            13
                                                          ---------------
 WIRELESS COMMUNICATIONS - 0.5%
   200,000     Clearwire Corp., expires
               08/15/10 (j)                                       299,200
                                                          ---------------

               TOTAL WARRANTS
                 (COST $374,013)                                  299,213
                                                          ---------------




     SHARES                                                  VALUE ($)
   ---------                                               ------------

 CLAIMS - 0.0%

 UTILITIES - 0.0%
 2,400,000     Mirant Corp. (j) (k)                                30,000
                                                          ---------------

               TOTAL CLAIMS
                 (COST $0)                                         30,000
                                                          ---------------

 TOTAL INVESTMENTS - 89.6%                                     59,878,861
                                                          ---------------
     (cost of $53,457,872) (l)

 PREFERRED SHARES AT LIQUIDATION VALUE - (0.6)%                  (411,000)
                                                          ---------------

 OTHER ASSETS & LIABILITIES, NET - 11.0%                        7,376,835
                                                          ---------------

 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -
 100.0%                                                        66,844,696
                                                          ===============
  ---------------------
 (a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
 (b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
 (c) Affilited issuer and represents an illiquid security. (See Note 9)
 (d) Additional unfunded commitment. (See Note 8)
 (e) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2006, these securities amounted to $995,000 or 1.5% of net assets. These securities have been determined by the investment adviser to be liquid securities.
 (f) The issuer is in default of certain debt covenants. Income is not being accrued.
 (g) Securities (or a portion of securites) on loan as of September 30, 2006. See footnote 10.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

 (h) Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2006, the value of these restricted securities amounted to $620,750 or 0.9% of net assets. Additional information of each restricted holding is as follows:


              Acquition         Acquition
              Security             Date          Cost
----------------------------------------------------------
      Doe Run Resources Corp.    08/16/06      $617,500

 (i) This issue is under the protection of the Federal bankruptcy court.
 (j) Non-income producing security.
 (k) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
 (l) Cost for Federal income tax purposes is $53,457,872.

 PIK Payment in Kind

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 2006 (UNAUDITED)                    RESTORATION OPPORTUNITIES FUND



                                                                                                             $
                                                                                                     ------------------
ASSETS:
   Investments:
        Unaffiliated  issuers, at value (cost $47,167,066)                                                   48,355,200
        Affiliated  issuers, at value (cost $6,290,806)                                                      11,523,661
                                                                                                     ------------------
   Total Investments, at value (cost $53,457,872)                                                            59,878,861
   Cash                                                                                                       3,906,954
   Cash held as collateral for securities loaned                                                             15,864,670
   Receivable for:
      Investments sold                                                                                        3,541,250
      Dividend, interest and fees                                                                             1,499,728
   Other assets                                                                                                  65,907
                                                                                                     ------------------
         Total assets                                                                                        84,757,370

LIABILITIES:
   Payable for:
      Accumulated undeclared distributions to Preferred Shareholders (Note 2)                                    24,772
      Payable for return of securities loaned (Note 8)                                                       15,864,670
      Investments purchased                                                                                     500,000
      Investment advisory fee (Note 4)                                                                          244,903
      Carried interest fee (Note 4)                                                                             814,607
   Accrued expenses and other liabilities                                                                        52,722
   Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an
       aggregate of 411 shares issued and outstanding) liquidation value                                        411,000
                                                                                                     ------------------
         Total liabilities                                                                                   17,912,674
                                                                                                     ------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                                                       66,844,696
                                                                                                     ==================

COMPOSITION OF NET ASSETS
   Par value of common shares (Note1)                                                                             5,557
   Paid-in capital in excess of par value of common shares                                                   56,512,494
   Undistributed net investment income                                                                        3,767,358
   Accumulated net realized loss on investments                                                                 138,298
   Net unrealized appreciation on investments and unfunded transactions                                       6,420,989
                                                                                                     ------------------
NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE                                                             66,844,696
                                                                                                     ==================

CLASS Z COMMON SHARES
   Net assets                                                                                                66,844,696
   Shares outstanding (unlimited shares authorized)                                                           5,557,454
   Net asset value, offering and redemption price per share (Net assets/Shares outstanding)                       12.03


6      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)                                         RESTORATION OPPORTUNITIES FUND


                                                                                                             $
                                                                                                     ------------------
INVESTMENT INCOME:
   Interest from unaffiliated issuers                                                                         5,049,695
   Interest from affiliated issuer (Note 9)                                                                     386,267
   Dividends                                                                                                     86,851
   Securities lending income                                                                                    105,432
   Less taxes withheld                                                                                            (735)
                                                                                                     ------------------
         Total investment income                                                                              5,627,510

EXPENSES:
   Investment management fee (Note 4)                                                                           708,323
   Carried interest fees (Note 4)                                                                               814,607
   Administration and accounting services fee                                                                   119,475
   Transfer agent fee                                                                                            23,541
   Professional fees                                                                                             32,440
   Trustees' fees (Note 4)                                                                                       31,345
   Custody fee                                                                                                    4,247
   Offering costs (Note 2)                                                                                       76,784
   Reports to shareholders                                                                                        9,449
   Other expenses                                                                                                11,531
                                                                                                     ------------------
         Net expenses                                                                                         1,831,742
                                                                                                     ------------------
     Net investment income                                                                                    3,795,768
                                                                                                     ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments from unaffiliated issuers                                                   328,298
   Net change in unrealized appreciation on investments                                                       3,530,073
   Net change in unrealized appreciation on unfunded transactions (Note 10)                                      21,191
                                                                                                     ------------------
   Net gain                                                                                                   3,879,562
                                                                                                     ------------------

UNDECLARED DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income (including changes in accumulated undeclared distributions)                      (24,592)
                                                                                                     ------------------
   Net increase in net assets from operations                                                                 7,650,738
                                                                                                     ==================

7      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


                                                                                      PERIOD ENDED       PERIOD ENDED
                                                                                      SEPTEMBER 30,
                                                                                          2006           DECEMBER 31,
                                                                                       (UNAUDITED)          2005(A)
                                                                                                     $
                                                                                    ------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income unaffiliated and affiliated issues                                    3,795,768        1,996,626
Net realized gain on investments from unaffiliated and affiliated issuers                     328,298          598,146
Net change in unrealized appreciation on investments and unfunded transactions              3,551,264        2,869,725
Undeclared distributions and distributions to Preferred Shareholders from net
    investment income, including change in accumulated undeclared distributions               (24,592)         (20,539)
                                                                                       ---------------  ----------------
                                                                                       ---------------  ----------------
    Net increase from operations                                                            7,650,738        5,443,958
                                                                                       ---------------  ----------------

DISTRIBUTIONS DECLARED TO COMMON STOCK SHAREHOLDERS
Class Z
   From net investment income                                                                      --       (2,035,187)
   From return of capital                                                                          --          (51,333)
   From capital gains                                                                              --         (860,653)
                                                                                       ---------------  ----------------
                                                                                       ---------------  ----------------
   Total distributions declared to common shareholders                                             --       (2,947,173)
                                                                                       ---------------  ----------------

SHARE TRANSACTIONS FROM COMMON SHARES
Class Z
   Subscriptions                                                                                   --       53,750,000
   Distributions reinvested                                                                        --        2,947,173
                                                                                       ---------------  ----------------
   Net increase from share transactions from common shares                                         --       56,697,173
                                                                                       ---------------  ----------------
                                                                                       ---------------------------------
        Total increase in net assets from common shares                                     7,650,738       59,193,958
                                                                                       ---------------  ----------------

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                                                        59,193,958               --
End of period (including undistributed and overdistributed net investment income
of $3,767,358 and $(3,818), respectively)                                                  66,844,696       59,193,958
                                                                                       ===============  ================

CHANGE IN COMMON SHARES
Class Z
   Subscriptions                                                                                   --        5,280,725
   Issued for distributions reinvested                                                             --          276,729
                                                                                       ---------------  ----------------
   Net increase in common shares                                                                   --        5,557,454

-----------------------------------------------------------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


8      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)                                          RESTORATION OPPORTUNITIES FUND

                                                                                                             $
                                                                                                     -------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income                                                                                     3,795,768

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities                                                                      (38,209,839)
   Proceeds from disposition of investment securities                                                       37,342,452
   Increase in dividends, interest and fees receivable                                                        (627,057)
   Increase in receivable for investments sold                                                              (3,541,250)
   Decrease in other assets                                                                                     10,877
   Net amortization of premium (discount)                                                                   (1,139,950)
   Decrease in payable for investments purchased                                                            (1,862,500)
   Decrease in payables to related parties                                                                     (62,062)
   Decrease in other liabilities                                                                              (324,172)
                                                                                                     -------------------
         Net cash used for operating activities                                                             (4,617,733)

CASH FLOWS PROVIDED FOR FINANCING ACTIVITIES
   Distributions to Preferred Shareholders from return of capital, including change in accumulated
       undeclared distributions                                                                                (24,592)
                                                                                                     -------------------
         Net cash flow provided for financing activities                                                       (24,592)
                                                                                                     -------------------
         Net decrease in cash                                                                               (4,642,325)

CASH
   Beginning of the period                                                                                   8,549,279
   End of the period                                                                                         3,906,954
                                                                                                     ===================

9      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


                                                                                            NINE
                                                                                       MONTHS ENDED
                                                                                      SEPTEMBER 30,    PERIOD ENDED
                                                                                           2006        DECEMBER 31,
CLASS Z SHARES PER SHARE OPERATING PERFORMANCE:                                         (UNAUDITED)       2005 (A)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $    10.65      $    10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                        0.68            0.38
Net realized and unrealized gain on investments                                              0.70            0.83

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
Dividends from net investment income to preferred shareholders                                 --              --(b)
                                                                                       ----------      ----------
Total from investment operations, applicable to common shareholders                          1.38            1.21

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                     --           (0.39)
From return of capital                                                                         --           (0.01)
From net realized gains                                                                        --           (0.16)
                                                                                       ----------      ----------
Total distributions declared to common shareholders                                            --           (0.56)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $    12.03      $    10.65
Total return (c)                                                                            12.96%(d)       12.08%(d)

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT PERIOD END:
Net assets, end of period (000's)                                                      $   66,845      $   59,194
Ratios based on net assets of common shares
   Net expenses                                                                              3.89%           5.90%
   Net investment income (e)                                                                 8.07%           6.48%

COMMON AND PREFERRED SHARE INFORMATION AT PERIOD END:
Ratios based on net assets of common and preferred shares
   Net expenses                                                                              3.86%           5.85%
   Net investment income                                                                     7.96%           6.37%
   Portfolio turnover                                                                       62.39%(d)       50.37%(d)

PREFERRED SHARE INFORMATION AT PERIOD END:
Aggregate amount outstanding, end of period (000's)                                    $      411      $      411
Asset coverage per share ($) (f)                                                       $  163,639      $  145,024
----------------------------------------------------

(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.
(b)  Represents less than $0.005 per Common share equivalent.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) Net investment income ratio does not reflect payment to Preferred Shareholders. The ratio reflecting such payment was 8.01% and 6.42% for the period ended September 30, 2006 and December 31, 2005, respectively.
(f) Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred shares divided by the total number of Preferred shares outstanding at the end of the period. ~


10         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

NOTE 1. ORGANIZATION
Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES
The Fund may issue an unlimited number of Common Shares, par value $0.001 per share. The Common Shares will continuously offer a single class, Class Z, only to investors that are both accredited investors and qualified clients on a private placement basis.

PREFERRED SHARES
The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approxi-mately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the "Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the Investment Management Agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of September 30, 2006, Special Share had not been issued.

The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S.
generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported samounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION
The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Investment Adviser or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the number of Common Shares outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, and (ii) the aggregate liquidation value of its Preferred Shares.

--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

SECURITY VALUATION
In computing the Fund's net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value) such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgement of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchased agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 pm London Time Spot Rate.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. FEDERAL INCOME TAX STATUS The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are distributed each year based on the criteria set forth. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends, and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. Holders of

--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

common shares are expected to agree to reinvest all distributions.

OFFERING COSTS
Certain costs incurred in connection with the Fund offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. All such costs are expensed on the Statement of Operations. The Investment Adviser has paid these costs directly and the Fund will reimburse them.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

ADDITIONAL ACCOUNTING STANDARDS
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.


NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the period ended December 31, 2005 was as follows:

                                          2005
Distributions paid from:
   Ordinary income*      $             2,916,379
   Long-term capital gains                    --
----------------------------------------------------
   Return of Capital                      51,333

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

   Accumulated   Undistributed  Undistributed
   Capital and     Ordinary       Long-Term      Net Unrealized
   Other Losses     Income      Capital Gains     Appreciation*
-------------------------------------------------------------------
   $(262,500)         $--          $--             $2,963,416

*The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:


  Unrealized appreciation                      $ 12,024,061
  Unrealized depreciation                        (5,603,072)
                                               ------------
     Net unrealized appreciation               $  6,420,989

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST, TRUSTEE, AND OTHER FEES

INVESTMENT MANAGEMENT FEE
Highland Capital Management, L.P. ("Investment Adviser") is the investment adviser to the Fund and receives an investment management fee of 1.5% per year, calculated and paid quarterly in arrears, of the

--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

aggregate Net Asset Value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the Investment Adviser's being an affiliate of the issuer on behalf of the Investment Adviser's clients or possess inside information regarding such issuer.

CARRIED INTEREST FEE
The Carried Interest is paid as a fee pursuant to the Investment Management Agreement. The Carried Interest is an amount accrued monthly and payable annually, as of December 31 of each year, to the Investment Adviser based on 20% of the Fund's realized and unrealized cumulative total return on assets attributable to the Common Shares and Special Share. If there is a positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is a negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For purposes of all Carried Interest calculation, illiquid assets, as defined for purposes of the Management Fee, is valued at the lesser of cost or fair market value, as determined by the Investment Adviser in good faith.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees or Highland. The Fund pays each Trustee who is not an interested person (as defined in the 1940 Act) of the Fund an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION
For the nine months ended September 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $38,209,839 and $37,342,452, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS
Commencing approximately one year after the Common Shares are first issued, the Fund intends to make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers").

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At September 30, 2006, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 8. UNFUNDED LOAN COMMITMENTS
As of September 30, 2006, the Fund had an unfunded loan commitment of $11,517, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

                        Unfunded Loan
Borrower                  Commitment
-------------------------------------------
   Penda Corp.             $11,517

The change in unrealized gain (loss) onn the unfunded commitment is recorded on the Statemennt of Operations.

--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

NOTE 9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS.
An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At September 30, 2006, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a market value of $6,876,066. In addition, the Fund owned $4,647,595 of principal of Trussway Industries, Inc., purchased at a cost of $4,647,595 and having a market value of $4,659,551. Trussway Industries, Inc. generated interest income of $386,267 during the period ended September 30, 2006.

NOTE 10. SECURITIES LOANS
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of September 30, 2006, the market value of securities loaned by the Fund was $15,367,922. The loans were secured with cash collateral of $15,864,670.

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount paid for by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale of the Fund and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK
The Carried Interest may create an incentive for the Investment Adviser or its Affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment

--------------------------------------------------------------------------------
SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

Adviser to use leverage to increase the return on the Fund's investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.

FOREIGN SECURITIES
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

SIGNIFICANT SHAREHOLDER
At September 30, 2006, 2 shareholders owned 88.1% of the net assets applicable to common shares. The Fund will not accept any other subscription of common shares without the consent of the Board of Trustees and the written consent of the significant shareholder.

INDEMNIFICATION
Under the Fund's organizational documents, the Fund will indemnify the Trustees, officers and the Investment Adviser and any other officer, director, member, manager, employee, stockholder, assign, representative, agent or affiliate of any such person with respect to any act or omission as long as (i) such person's activities do not constitute Disabling Conduct and (ii) there has been a determination (a) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to identification was brought that such an indemnitee is entitled to indemnification or, (b) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Fund nor parties to the proceeding, that the indemnitee is entitled to indemnification, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification. A successful claim for indemnification could reduce the Fund's assets available for distribution to the shareholders.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Rd. Suite 800
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP
4 Times Square
New York, New York 10036




The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Restoration Opportunity Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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